Share-based payment arrangements	12 Months Ended
Dec. 31, 2018
Share-based payment arrangements
Share-based payment arrangements

Note 18—Share-based payment arrangements

The Company has three principal share‑based payment plans, as more fully described in the respective sections below. Compensation cost for equity‑settled awards is recorded in “Total cost of sales” and in “Selling, general and administrative expenses” and totaled $50 million, $49 million and $45 million in 2018, 2017 and 2016, respectively. Compensation cost for cash‑settled awards is recorded in “Selling, general and administrative expenses” and is disclosed in the “WARs”, “LTIP” and “Other share‑based payments” sections of this note. The total tax benefit recognized in 2018, 2017 and 2016 was not significant.

At December 31, 2018, the Company had the ability to issue up to 94 million new shares out of contingent capital in connection with share‑based payment arrangements. In addition, 36 million shares held by the Company as treasury stock at December 31, 2018, could be used to settle share‑based payment arrangements.

As the primary trading market for the shares of ABB Ltd is the SIX Swiss Exchange (on which the shares are traded in Swiss francs) and substantially all the share-based payment arrangements with employees are based on the Swiss franc share or have strike prices set in Swiss francs, certain data disclosed below related to the instruments granted under share‑based payment arrangements are presented in Swiss francs.

MIP

Under the MIP, the Company offers options and cash‑settled WARs to key employees for no consideration.

The options granted under the MIP allow participants to purchase shares of ABB Ltd at predetermined prices. Participants may sell the options rather than exercise the right to purchase shares. Equivalent warrants are listed by a third‑party bank on the SIX Swiss Exchange, which facilitates pricing and transferability of options granted under this plan. The options entitle the holder to request that the third‑party bank purchase such options at the market price of equivalent listed warrants related to that MIP launch. If the participant elects to sell the options, the options will thereafter be held by a third party and, consequently, the Company’s obligation to deliver shares will be toward this third party.

Each WAR gives the participant the right to receive, in cash, the market price of an equivalent listed warrant on the date of exercise of the WAR.Participants may exercise or sell options and exercise WARs after the vesting period, which is three years from the date of grant. All options and WARs expire six years from the date of grant.

Options

The fair value of each option is estimated on the date of grant using a lattice model that uses the assumptions noted in the table below. Expected volatilities are based on implied volatilities from equivalent listed warrants on ABB Ltd shares. The expected term of the options granted is the contractual six‑year life of each option, based on the fact that after the vesting period, a participant can elect to sell the option rather than exercise the right to purchase shares, thereby also realizing the time value of the options. The risk‑free rate is based on a six‑year Swiss franc interest rate, reflecting the six‑year contractual life of the options. In estimating forfeitures, the Company has used the data from previous comparable MIP launches.

	2018		2017		2016
Expected volatility	17%		19%		19%
Dividend yield	3.1%		4.7%		4.9%
Expected term	6	years	6	years	6	years
Risk-free interest rate	(0.1)%		(0.1)%		(0.5)%

Presented below is a summary of the activity related to options under the MIP:

			Weighted-	Weighted-	Aggregate
			average	average	intrinsic
			exercise	remaining	value
	Number of	Number of	price	contractual	(in millions
	options	shares	(in Swiss	term	of Swiss
	(in millions)	(in millions)(1)	francs)(2)	(in years)	francs)(3)
Outstanding at January 1, 2018	390.6	78.1	21.06
Granted	71.3	14.3	23.50
Exercised (4)	(10.3)	(2.1)	16.66
Forfeited	(6.7)	(1.3)	21.86
Outstanding at December 31, 2018	444.9	89.0	21.54	3.0	—

Vested and expected to vest at December 31, 2018	439.4	87.9	21.52	3.0	—
Exercisable at December 31, 2018	250.5	50.1	20.76	1.7	—
(1)	Information presented reflects the number of ABB Ltd shares that can be received upon exercise, as options have a conversion ratio of 5:1.
(2)	Information presented reflects the exercise price per ABB Ltd share.
(3)

Options outstanding at December 31, 2018, did not have any intrinsic value as the closing price, in Swiss francs, of ABB Ltd shares on the SIX Swiss Exchange was below the various exercise prices per share.

(4)	The cash received upon exercise amounted to approximately $35 million. The shares were delivered out of treasury stock.

At December 31, 2018, there was $50 million of total unrecognized compensation cost related to non-vested options granted under the MIP. That cost is expected to be recognized over a weighted-average period of 2.1 years. The weighted-average grant-date fair value (per option) of options granted during 2018, 2017 and 2016 was 0.46 Swiss francs, 0.47 Swiss francs and 0.47 Swiss francs, respectively. In 2018, 2017 and 2016 the aggregate intrinsic value (on the date of exercise) of options exercised was $13 million, $38 million and $27 million, respectively.

Presented below is a summary, by launch, related to options outstanding at December 31, 2018:

			Weighted-
			average
	Number of	Number of	remaining
	options	shares	contractual
Exercise price (in Swiss francs)(1)	(in millions)	(in millions)(2)	term (in years)
21.50	81.0	16.2	0.4
21.00	72.3	14.5	1.7
19.50	78.1	15.6	2.6
21.50	74.2	14.8	3.7
22.50	68.7	13.7	4.6
23.50	70.7	14.1	5.7
Total number of options and shares	444.9	89.0	3.0
(1)	Information presented reflects the exercise price per share of ABB Ltd.
(2)	Information presented reflects the number of shares of ABB Ltd that can be received upon exercise.

WARs

As each WAR gives the holder the right to receive cash equal to the market price of the equivalent listed warrant on date of exercise, the Company records a liability based upon the fair value of outstanding WARs at each period end, accreted on a straight‑line basis over the three‑year vesting period. In “Selling, general and administrative expenses”, the Company recorded an income of $14 million and an expense of $19 million in 2018 and 2017, respectively, as a result of changes in both the fair value and vested portion of the outstanding WARs. The amount recorded in 2016 was not significant. To hedge its exposure to fluctuations in the fair value of outstanding WARs, the Company purchased cash‑settled call options, which entitle the Company to receive amounts equivalent to its obligations under the outstanding WARs. The cash‑settled call options are recorded as derivatives measured at fair value (see Note 6), with subsequent changes in fair value recorded in earnings to the extent that they offset the change in fair value of the liability for the WARs. In 2018 and 2017, the Company recorded an expense of $18 million and an income of $15 million in “Selling, general and administrative expenses” related to the cash‑settled call options. The amount recorded in 2016 was not significant.

The aggregate fair value of outstanding WARs was $6 million and $42 million at December 31, 2018 and 2017, respectively. The fair value of WARs was determined based upon the trading price of equivalent warrants listed on the SIX Swiss Exchange.

Presented below is a summary of the activity related to WARs:

Number of WARs
(in millions)
Outstanding at January 1, 2018	37.1
Granted	10.9
Exercised	(6.3)
Forfeited	(0.5)
Outstanding at December 31, 2018	41.2

Exercisable at December 31, 2018	14.4

The aggregate fair value at date of grant of WARs granted in 2018, 2017 and 2016 was not significant. In 2018, 2017 and 2016, share-based liabilities of $6 million, $10 million and $7 million, respectively, were paid upon exercise of WARs by participants.

ESAP

The employee share acquisition plan (ESAP) is an employee stock-option plan with a savings feature. Employees save over a twelve-month period, by way of regular payroll deductions. At the end of the savings period, employees choose whether to exercise their stock options using their savings plus interest, if any, to buy ABB Ltd shares (American Depositary Shares (ADS) in the case of employees in the United States and Canada—each ADS representing one registered share of the Company) at the exercise price set at the grant date, or have their savings returned with any interest. The savings are accumulated in bank accounts held by a third-party trustee on behalf of the participants and earn interest, where applicable. Employees can withdraw from the ESAP at any time during the savings period and will be entitled to a refund of their accumulated savings.

The fair value of each option is estimated on the date of grant using the same option valuation model as described under the MIP, using the assumptions noted in the table below. The expected term of the option granted has been determined to be the contractual one-year life of each option, at the end of which the options vest and the participants are required to decide whether to exercise their options or have their savings returned with interest. The risk-free rate is based on one-year Swiss franc interest rates, reflecting the one-year contractual life of the options. In estimating forfeitures, the Company has used the data from previous ESAP launches.

	2018		2017		2016
Expected volatility	19%		17%		20%
Dividend yield	4.1%		3.1%		3.7%
Expected term	1	year	1	year	1	year
Risk-free interest rate	(0.6)%		(0.6)%		(0.7)%

Presented below is a summary of activity under the ESAP:

		Weighted-	Weighted-	Aggregate
		average	average	intrinsic
		exercise	remaining	value
	Number of	price	contractual	(in millions
	shares	(in Swiss	term	of Swiss
	(in millions)(1)	francs)(2)	(in years)	francs)(2)(3)
Outstanding at January 1, 2018	2.9	26.26
Granted	3.6	20.38
Forfeited	(0.2)	26.01
Not exercised (savings returned plus interest)	(2.7)	26.26
Outstanding at December 31, 2018	3.6	20.38	0.8	—

Vested and expected to vest at December 31, 2018	3.4	20.38	0.8	—
Exercisable at December 31, 2018	—	—	—	—
(1)	Includes shares represented by ADS.
(2)	Information presented for ADS is based on equivalent Swiss franc denominated awards.
(3)	Options outstanding at December 31, 2018, did not have any intrinsic value as the closing price, in Swiss francs, of ABB Ltd shares on the SIX Swiss Exchange was below the exercise price per share.

The exercise prices per ABB Ltd share and per ADS of 20.38 Swiss francs and $20.37, respectively, for the 2018 grant, 26.26 Swiss francs and $26.24, respectively, for the 2017 grant, and 20.12 Swiss francs and  $20.52, respectively, for the 2016 grant were determined using the closing price of the ABB Ltd share on the SIX Swiss Exchange and ADS on the New York Stock Exchange on the respective grant dates.

At December 31, 2018, the total unrecognized compensation cost related to non-vested options granted under the ESAP was not significant. The weighted-average grant-date fair value (per option) of options granted during  2018, 2017 and 2016 was  1.10 Swiss francs, 1.37 Swiss francs and 1.24 Swiss francs, respectively. The total intrinsic value (on the date of exercise) of options exercised in 2017 was $17 million, while in 2018 and 2016 it was not significant.

LTIP

The Company has a long-term incentive plan (LTIP) for members of its Executive Committee and selected other senior executives (Eligible Participants), as defined in the terms of the LTIP. The LTIP involves annual conditional grants of the Company’s stock to such Eligible Participants that are subject to certain conditions. The ultimate amount delivered under the LTIP is based on achieving certain results against targets, as set out below, over a three-year period from grant and the final amount is delivered to Eligible Participants at the end of this period.

The 2018 LTIP launch is composed of a performance component, based on the Company’s earnings per share performance, and a market component, based on the Company’s relative total shareholder return. The 2017 LTIP launch is composed of two performance components: (i) a component which is based on the average percentage achievement of income from continuing operations, net of tax, versus budget and (ii) a component which is based on the Company's earnings per share performance. The 2016 LTIP launch is composed of two performance components: (i) a component which is based on the achievement of a net income threshold and (ii) a component which is based  on the Company’s earnings per share performance.

For the relative total shareholder return component of the 2018 LTIP launch, the actual number of shares that will be delivered at a future date is based on the Company’s total shareholder return performance relative to a peer group of companies over a three-year period starting with the year of grant. The actual number of shares that will ultimately be delivered will vary depending on the relative total shareholder return outcome achieved between a lower threshold (no shares delivered) and an upper threshold (the number of shares delivered is capped at 200 percent of the conditional grant). For the average percentage achievement of income versus budget component of the 2017 LTIP launch, the actual number of shares that will be delivered at a future date is dependent on the average percentage (of each year in a three-year period starting with the year of grant) of the Company’s income from continuing operations, net of tax, divided by the Company’s budgeted income from operations, net of tax. The actual number of shares that will ultimately be delivered will vary depending on the average percentage that is achieved between a lower threshold (no shares delivered) and an upper threshold (the number of shares delivered is capped at 150 percent of the conditional grant). For shares to be delivered under the threshold net income component of the 2016 LTIP launch, the Company’s net income has to reach a certain level in 2018 as set by the Board of Directors at the launch of the LTIP. No shares will be delivered if this threshold is not achieved and 100 percent of the conditional grant will be delivered if this threshold is equaled or exceeded.

For the earnings per share performance component of the 2018 LTIP launch, the actual number of shares that will be delivered at a future date is based on the Company’s average earnings per share over three financial years, beginning with the year of launch. For the earnings per share performance component of the  2017 and 2016 LTIP launches, the actual number of shares that will be delivered at a future date is dependent on the Company’s weighted cumulative earnings per share performance over three financial years, beginning with the year of launch. The cumulative earnings per share performance is weighted as follows: 33 percent of the first year’s result, 67 percent of the second year’s result and 100 percent of the third year’s result. Under all LTIP launches, the actual number of shares that will ultimately be delivered will vary depending on the earnings per share outcome as computed under each LTIP launch, interpolated between a lower threshold (no shares delivered) and an upper threshold (the number of shares delivered is capped at 200 percent of the conditional grant).

Under each component of the 2018 LTIP, an Eligible Participant receives 65 percent  of the shares that have vested in the form of shares and 35 percent of the value of the shares that have vested in cash, with the possibility to elect to also receive the 35 percent portion in shares rather than in cash. Under each component of the 2017 and 2016 LTIP launches, an Eligible Participant receives 70 percent of the shares that have vested in the form of shares and 30 percent of the value of the shares that have vested in cash, with the possibility to elect to also receive the 30 percent portion in shares rather than in cash.

In addition, for certain awards to vest, the Eligible Participant has to fulfill a three-year service condition as defined in the terms and conditions of the LTIP.

Presented below is a summary of activity under the LTIP:

		Weighted-
		average
		grant-date
	Number of Shares	fair value
	Conditionally Granted	per share
	(in millions)	(Swiss francs)
Nonvested at January 1, 2018	1.4	21.47
Granted	0.8	21.97
Vested	(0.7)	21.78
Forfeited	(0.2)	21.50
Nonvested at December 31, 2018	1.3	21.61

Equity-settled awards are recorded in the “Additional paid-in capital” component of stockholders’ equity, with compensation cost recorded in “Selling, general and administrative expenses” over the vesting period (which is from grant date to the end of the vesting period) based on the grant-date fair value of the shares. Cash-settled awards are recorded as a liability, remeasured at fair value at each reporting date for the percentage vested, with changes in the liability recorded in “Selling, general and administrative expenses”.

At December 31, 2018, total unrecognized compensation cost related to equity-settled awards under the LTIP was not significant. The compensation cost recorded in 2018, 2017 and 2016 for cash-settled awards was not significant.

The aggregate fair value, at the dates of grant, of shares granted in 2018, 2017 and 2016 was $19 million,    $22 million and $22 million, respectively. The total grant-date fair value of shares that vested during 2018, 2017 and 2016 was $17 million, $22 million and $15 million, respectively. The weighted-average grant-date fair value (per share) of shares granted during 2018, 2017 and 2016 was 21.97 Swiss francs, 22.13 Swiss francs and 20.77 Swiss francs, respectively.

For the relative total shareholder return component of the 2018 LTIP launch, the fair value of granted shares at grant date, for equity-settled awards, and at each reporting date, for cash-settled awards, is determined using a Monte Carlo simulation model. The main inputs to this model are the Company’s share price and dividend yield, the volatility of the Company’s and the peer group’s share price as well as the correlation between the peer companies. For the average percentage achievement of income versus budget component of the 2017 LTIP launch the fair value of granted shares is based on the market price of the ABB Ltd share at grant date for equity-settled awards and at each reporting date for cash-settled awards, as well as the probable outcome of the average percentage achievement of income versus budget that would result in the vesting of the highest number of shares, as computed using a Monte Carlo simulation model. The main inputs to this model are the Company's and external financial analysts' revenue growth rates and Operational EBITA margin expectations. For the net income threshold component of the 2016 LTIP launch, the fair value of the granted shares is based on the probability of reaching the threshold as well as on the market price of the ABB Ltd share at grant date for equity-settled awards and at each reporting date for cash-settled awards. For the earnings per share component of the LTIP launches, the fair value of granted shares is based on the market price of the ABB Ltd share at grant date for equity-settled awards and at each reporting date for cash-settled awards, as well as the probable outcome of the earnings per share achievement that would result in the vesting of the highest number of shares, as computed using a Monte Carlo simulation model. The main inputs to this model are the Company’s and external financial analysts’ revenue growth rates and Operational EBITA margin expectations.

Other share-based payments

The Company has other minor share-based payment arrangements with certain employees. The compensation cost related to these arrangements in 2018, 2017 and 2016 was not significant.